Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 833,530,055
Previously Paid Amount	0
Total Fee Amount	72,517
Total Offset Amount	0
Net Fee	$ 72,517
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A